Other information about investments - Joint arrangements and associates - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Joint arrangements and associates
Share capital		€ 4,005,000,000			€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital		4,005,358,876			€ 4,005,358,876
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)
Registered office	Frascati (RM)
Country of operation	Italy
Share capital		1,000,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Energy Dome SpA
Registered office	Milan
Country of operation	Italy
Share capital		182,830.21
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Saipem SpA (#) (†)
Registered office	Milan
Country of operation	Italy
Share capital		501,669,790.83
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Joint Arrangement Or Associate Three [Member] | ENI SpA
Joint arrangements and associates
% Ownership	31.19%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Three [Member] | Saipem SpA
Joint arrangements and associates
% Ownership	0.02%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	68.79%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Avanti Battery Company
Registered office	Natick (USA)
Country of operation	USA
Share capital | $				$ 683
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Commonwealth Fusion Systems Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				904.64
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Cool Planet Technologies Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 1,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	CZero Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				334
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Form Energy Inc
Registered office	Somerville (USA)
Country of operation	USA
Share capital | $				1,129
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	M2X Energy Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				99
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	sHYp BV PBC
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				86
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Swift Solar Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				$ 740.37
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Tecninco Engineering Contractors Llp (†)
Registered office	Aksai (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸			₸ 29,478,455
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | EniProgetti SpA
Joint arrangements and associates
% Ownership	49.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Thiozen Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital		351
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	HEA SpA (†)
Registered office	Bologna
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Co.
Other activities | Italy | Joint Arrangement Or Associate Fifteen [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	LabAnalysis Environmental Science Srl (†)
Registered office	San Giovanni Teatino (CH)
Country of operation	Italy
Share capital		€ 100,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Fourteen [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	30.00%
Other activities | Italy | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	70.00%